PRINCIPAL ACCOUNTING POLICIES - Foreign Currencies and Convenience Translation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) $ / ¥	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($) $ / ¥
Variable Interest Entity [Line Items]
Foreign exchange (loss)/gain, net	¥ 447	$ 64	¥ 550	¥ (350)
Foreign currency translation adjustment, net of tax	¥ (4,691)	$ (671)	3,742	¥ 2,385
Exchange rate for translation | $ / ¥	6.9931				6.9931
Short-term investments	¥ 19,728				$ 2,821
Asset pledged as collateral
Variable Interest Entity [Line Items]
Short-term investments | ¥	¥ 18,881		¥ 0